Stockholders' Equity - Equity Incentive Plans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 installment shares	Dec. 31, 2022 installment shares	Dec. 31, 2021 shares	Feb. 28, 2023 shares
2019 Equity Incentive Plan
Number of shares authorized under the plan		2,780,000		2,780,000
Number of options issued under the 2019 Plan	5,322,456	0	0
Number of shares remained available for future issuance under the plan	1,843,238	653,597
Term of the stock options		10 years
Vesting period		4 years
Vesting percentage	25.00%	25.00%
Number of equal monthly instalments for vesting | installment	36	36
Expiration term of the vested options if not exercised	3 months	3 months
Expected dividend yield percentage	0.00%	0.00%
Minimum
2019 Equity Incentive Plan
Number of shares authorized under the plan	2,780,000
Term of the stock options	10 years
Minimum | Board members
2019 Equity Incentive Plan
Vesting period	3 years	3 years
Maximum
2019 Equity Incentive Plan
Number of shares authorized under the plan	8,723,922
Maximum | Board members
2019 Equity Incentive Plan
Vesting period	4 years	4 years